Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Loss before income tax	$ (78,495)	$ (87,585)	$ (73,507)
Adjustments for non-monetary items
Depreciation	5,508	3,791	2,517
Amortization	2,828	1,780	1,092
Finance expense (income), net	2,934	(685)	638
Gain on TriplePoint success fee	0	0	(430)
Expected credit loss allowance	214	(467)	(988)
Share-based compensation	15,242	13,613	8,514
Intangible assets write-off	0	73	30
Movements in provisions, pensions, and government grants	308	953	(23)
Research tax credit	(1,129)	(1,292)	(1,597)
Loss on disposal of property and equipment	28	0	22
Gain on disposal of lease liability	(733)	0	0
Working capital changes
(Increase) decrease in accounts receivable	(6,500)	1,332	1,806
(Increase) decrease in prepaids and other assets	1,375	(977)	(2,330)
(Increase) decrease in inventory	(874)	(200)	(2,336)
Increase (decrease) in accounts payables, accrued expenses, deferred contract revenue, and other liabilities	6,871	(1,428)	8,980
Cash used in operating activities
Income tax received (paid)	(801)	0	(55)
Interest paid	(6)	(266)	(286)
Interest received	4,655	1,265	14
Net cash flows used in operating activities	(48,575)	(70,093)	(57,939)
Investing activities
Purchase of property and equipment	(1,494)	(4,097)	(2,683)
Acquisition of intangible assets	(263)	(464)	(130)
Capitalized development costs	(7,469)	(5,820)	(3,858)
Proceeds upon maturity of term deposits and short-term investments	17,546	78,533	21,878
Purchase of term deposits and short-term investments	0	(26,179)	(72,141)
Net cash flow provided from (used in) investing activities	8,320	41,973	(56,934)
Financing activities
Proceeds from exercise of share options	226	748	4,527
Proceeds from initial public offering, net of transaction costs	0	0	211,663
Proceeds from greenshoe, net of transaction costs	0	0	8,488
Proceeds from private placement, net of transaction costs	0	0	19,648
Payment of TriplePoint success fee	0	0	(2,468)
Repayments of borrowings	0	0	(3,167)
Payments of principal portion of lease liabilities	(3,043)	(2,316)	(918)
Net cash flow (used in) provided from financing activities	(2,817)	(1,568)	237,773
Increase (decrease) in cash and cash equivalents	(43,072)	(29,688)	122,900
Effect of exchange differences on cash balances	5,018	(1,969)	(4,563)
Cash and cash equivalents at beginning of the year	161,305	192,962	74,625
Cash and cash equivalents at end of the year	$ 123,251	$ 161,305	$ 192,962